STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Financing Activities:
Cash - Ending	$ 405,080,000
Social Capital Member
Cash Flows from Operating Activities:
Net loss	(21,631)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(21,631)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	0
Advances from related party	21,631
Proceeds from promissory note	0
Net cash provided by financing activities	21,631
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	0
Cash - Beginning	0
Cash - Ending	0
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 52,673